Report Of The Directors Financial Review Risk Report - Carrying amount of HSBC's consolidated holdings of ABSs (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 323,199
Available for sale
Disclosure of financial assets [line items]
Financial assets		$ 336,157
Held to maturity
Disclosure of financial assets [line items]
Financial assets		52,919
Fair value | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets		40,166
Fair value | Asset-backed securities | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		4,695
Fair value | Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets		3,316
Fair value | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Financial assets		17,523
Fair value | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets		13,965
Fair value | Asset-backed securities | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		2
Fair value | Asset-backed securities | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		5,360
Fair value | Asset-backed securities | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets		31,715
Fair value | Asset-backed securities | Mortgage-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		1,826
Fair value | Asset-backed securities | Mortgage-related assets | Trading
Disclosure of financial assets [line items]
Financial assets		1,767
Fair value | Asset-backed securities | Mortgage-related assets | Available for sale
Disclosure of financial assets [line items]
Financial assets		14,221
Fair value | Asset-backed securities | Mortgage-related assets | Held to maturity
Disclosure of financial assets [line items]
Financial assets		13,965
Fair value | Asset-backed securities | Mortgage-related assets | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Mortgage-related assets | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		1,762
Fair value | Asset-backed securities | – sub-prime residential
Disclosure of financial assets [line items]
Financial assets		972
Fair value | Asset-backed securities | – sub-prime residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		484
Fair value | Asset-backed securities | – sub-prime residential | Trading
Disclosure of financial assets [line items]
Financial assets		22
Fair value | Asset-backed securities | – sub-prime residential | Available for sale
Disclosure of financial assets [line items]
Financial assets		918
Fair value | Asset-backed securities | – sub-prime residential | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – sub-prime residential | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – sub-prime residential | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		32
Fair value | Asset-backed securities | – US Alt-A residential
Disclosure of financial assets [line items]
Financial assets		1,105
Fair value | Asset-backed securities | – US Alt-A residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		1,041
Fair value | Asset-backed securities | – US Alt-A residential | Trading
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – US Alt-A residential | Available for sale
Disclosure of financial assets [line items]
Financial assets		1,102
Fair value | Asset-backed securities | – US Alt-A residential | Held to maturity
Disclosure of financial assets [line items]
Financial assets		3
Fair value | Asset-backed securities | – US Alt-A residential | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – US Alt-A residential | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets		26,043
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Trading
Disclosure of financial assets [line items]
Financial assets		331
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Available for sale
Disclosure of financial assets [line items]
Financial assets		11,750
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Held to maturity
Disclosure of financial assets [line items]
Financial assets		13,962
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – US Government agency and sponsored enterprises: MBSs | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – other residential
Disclosure of financial assets [line items]
Financial assets		2,590
Fair value | Asset-backed securities | – other residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		75
Fair value | Asset-backed securities | – other residential | Trading
Disclosure of financial assets [line items]
Financial assets		814
Fair value | Asset-backed securities | – other residential | Available for sale
Disclosure of financial assets [line items]
Financial assets		181
Fair value | Asset-backed securities | – other residential | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – other residential | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – other residential | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		1,595
Fair value | Asset-backed securities | – commercial property
Disclosure of financial assets [line items]
Financial assets		1,005
Fair value | Asset-backed securities | – commercial property | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		226
Fair value | Asset-backed securities | – commercial property | Trading
Disclosure of financial assets [line items]
Financial assets		600
Fair value | Asset-backed securities | – commercial property | Available for sale
Disclosure of financial assets [line items]
Financial assets		270
Fair value | Asset-backed securities | – commercial property | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – commercial property | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | – commercial property | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		135
Fair value | Asset-backed securities | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets		546
Fair value | Asset-backed securities | Leveraged finance-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		283
Fair value | Asset-backed securities | Leveraged finance-related assets | Trading
Disclosure of financial assets [line items]
Financial assets		128
Fair value | Asset-backed securities | Leveraged finance-related assets | Available for sale
Disclosure of financial assets [line items]
Financial assets		373
Fair value | Asset-backed securities | Leveraged finance-related assets | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Leveraged finance-related assets | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Leveraged finance-related assets | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		45
Fair value | Asset-backed securities | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets		2,353
Fair value | Asset-backed securities | Student loan-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		2,158
Fair value | Asset-backed securities | Student loan-related assets | Trading
Disclosure of financial assets [line items]
Financial assets		155
Fair value | Asset-backed securities | Student loan-related assets | Available for sale
Disclosure of financial assets [line items]
Financial assets		2,198
Fair value | Asset-backed securities | Student loan-related assets | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Student loan-related assets | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Student loan-related assets | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Other assets
Disclosure of financial assets [line items]
Financial assets		5,552
Fair value | Asset-backed securities | Other assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets		428
Fair value | Asset-backed securities | Other assets | Trading
Disclosure of financial assets [line items]
Financial assets		1,266
Fair value | Asset-backed securities | Other assets | Available for sale
Disclosure of financial assets [line items]
Financial assets		731
Fair value | Asset-backed securities | Other assets | Held to maturity
Disclosure of financial assets [line items]
Financial assets		0
Fair value | Asset-backed securities | Other assets | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets		2
Fair value | Asset-backed securities | Other assets | Loans and receivables
Disclosure of financial assets [line items]
Financial assets		$ 3,553